Earn-out Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earn-out Consideration
Payment of earn-out consideration	$ 457	$ 351	$ 3,994
Adjustment to earn-out consideration	$ 75	$ 744	$ 3,276